Basis of Presentation, Nature of Business and Summary of Significant Accounting Policies (Details2) (Series A Convertible Preferred Stock [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Series A Convertible Preferred Stock [Member]
Series A Convertible Preferred Stock	10,000,000	10,000,000